Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	May 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory PortfoliosVictory Total Return Bond Fund
(the “Fund”)Supplement dated August 28, 2024
to the Summary Prospectus and Prospectus each dated November 1, 2023, as SupplementedThis supplement amends the Summary Prospectus and Prospectus of the Fund. Please review this important information carefully.The Board of Trustees of Victory Portfolios (the “Trust”) upon recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the name of the Fund, which will be referred to as follows:Current NameNew NameVictory Total Return Bond FundVictory Core Bond FundIn addition, the Fund will change its investment strategy to reduce the limit on investing in below- investment-grade debt securities from 20% to 5% and to remove the ability to invest up to 20% in non-dollar denominated securities. The last sentence of the first paragraph on page 3 of the Summary Prospectus and Prospectus will, therefore, be revised to state as follows:The Fund may invest up to 5% of its total assets in below-investment-grade debt securities, commonly known as “high yield” securities or “junk bonds.”The fifth paragraph on page 3 of the Summary Prospectus and Prospectus will also be deleted.These changes are expected to become effective at the start of business on November 1, 2024.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory PortfoliosVictory Total Return Bond Fund
(the “Fund”)Supplement dated August 28, 2024,to the Statement of Additional Information (“SAI”) dated November 1, 2023, as supplementedThis supplement amends the SAI of the Fund. Please review this important information carefully.The Board of Trustees of Victory Portfolios (the “Trust”) upon recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the name of the Fund, which will be referred to as follows:Current NameNew NameVictory Total Return Bond FundVictory Core Bond FundIn addition, the Fund will change its investment strategy to reduce the limit on investing in below-investment-grade debt securities from 20% to 5%. The first two sentences of the Lower-Rated Debt Securities disclosure on page 5 of the SAI will, therefore, be replaced with the following:Each Fund may not invest more than 5% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities.These changes are expected to become effective at the start of business on November 1, 2024.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Total Return Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory PortfoliosVictory Total Return Bond Fund
(the “Fund”)Supplement dated August 28, 2024
to the Summary Prospectus and Prospectus each dated November 1, 2023, as SupplementedThis supplement amends the Summary Prospectus and Prospectus of the Fund. Please review this important information carefully.The Board of Trustees of Victory Portfolios (the “Trust”) upon recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the name of the Fund, which will be referred to as follows:Current NameNew NameVictory Total Return Bond FundVictory Core Bond FundIn addition, the Fund will change its investment strategy to reduce the limit on investing in below- investment-grade debt securities from 20% to 5% and to remove the ability to invest up to 20% in non-dollar denominated securities. The last sentence of the first paragraph on page 3 of the Summary Prospectus and Prospectus will, therefore, be revised to state as follows:The Fund may invest up to 5% of its total assets in below-investment-grade debt securities, commonly known as “high yield” securities or “junk bonds.”The fifth paragraph on page 3 of the Summary Prospectus and Prospectus will also be deleted.These changes are expected to become effective at the start of business on November 1, 2024.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory PortfoliosVictory Total Return Bond Fund
(the “Fund”)Supplement dated August 28, 2024,to the Statement of Additional Information (“SAI”) dated November 1, 2023, as supplementedThis supplement amends the SAI of the Fund. Please review this important information carefully.The Board of Trustees of Victory Portfolios (the “Trust”) upon recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a change in the name of the Fund, which will be referred to as follows:Current NameNew NameVictory Total Return Bond FundVictory Core Bond FundIn addition, the Fund will change its investment strategy to reduce the limit on investing in below-investment-grade debt securities from 20% to 5%. The first two sentences of the Lower-Rated Debt Securities disclosure on page 5 of the SAI will, therefore, be replaced with the following:Each Fund may not invest more than 5% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities.These changes are expected to become effective at the start of business on November 1, 2024.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest up to 5% of its total assets in below-investment-grade debt securities, commonly known as “high yield” securities or “junk bonds.”